Taxes on Income - Schedule of Taxes on Income (Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes on Income (Tax Benefits) [Abstract]
Current taxes	$ 865	$ 1,835	$ 1,463
Deferred taxes			(493)
Taxes on income	865	1,835	970
Domestic	571	117	(16)
Foreign	294	1,718	986
Current taxes	571	117	174
Deferred taxes			(190)
Domestic	571	117	(16)
Current taxes	294	1,718	1,289
Deferred taxes			(303)
Foreign	$ 294	$ 1,718	$ 986